Letterhead of Willkie Farr & Gallagher LLP

July 14, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust
Securities Act File No. 33-43446

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the forms of Class IS Prospectuses for Legg Mason Partners Aggressive Growth Fund, Legg Mason Partners Fundamental Value Fund, Legg Mason Partners International All Cap Opportunity Fund and Legg Mason Partners Mid Cap Core Fund, each a series of the Trust (the “Funds”), and the forms of Statements of Additional Information for these Funds and for Legg Mason Partners Large Cap Growth Fund relating to Class IS shares that would have been filed under Rule 497(c) would not have differed from those filed as part of Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A filed on July 9, 2008. Post-Effective Amendment No. 113 became effective automatically pursuant to Rule 485(b) under the 1933 Act on July 9, 2008.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell

Dianne E. O’Donnell

Enclosures